Vessels, net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Beginning balance	$ 3,734,671
Ending balance	3,860,441
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,423,461
Additions/ Remeasurement of finance lease liability/ (Depreciation)	349,987
Disposals	(146,341)
Ending balance	4,627,107
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(688,790)
Additions/ Remeasurement of finance lease liability/ (Depreciation)	(102,604)
Disposals	24,728
Ending balance	(766,666)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,734,671
Additions/ Remeasurement of finance lease liability/ (Depreciation)	247,383
Disposals	(121,613)
Ending balance	3,860,441
Owned Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,782,032
Additions/ Remeasurement of finance lease liability/ (Depreciation)	324,561
Disposals	(101,640)
Ending balance	4,004,953
Owned Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(656,531)
Additions/ Remeasurement of finance lease liability/ (Depreciation)	(89,988)
Disposals	20,364
Ending balance	(726,155)
Owned Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,125,501
Additions/ Remeasurement of finance lease liability/ (Depreciation)	234,573
Disposals	(81,276)
Ending balance	3,278,798
Right-of-use assets under finance lease [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	641,429
Additions/ Remeasurement of finance lease liability/ (Depreciation)	25,426
Transfers to owned vessels	(44,701)
Ending balance	622,154
Right-of-use assets under finance lease [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(32,259)
Additions/ Remeasurement of finance lease liability/ (Depreciation)	(12,616)
Transfers to owned vessels	4,364
Ending balance	(40,511)
Right-of-use assets under finance lease [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	609,170
Additions/ Remeasurement of finance lease liability/ (Depreciation)	12,810
Transfers to owned vessels	(40,337)
Ending balance	$ 581,643